REAL ESTATE PROPERTY, NET	12 Months Ended
Dec. 31, 2011
REAL ESTATE PROPERTY, NET [Abstract]
REAL ESTATE PROPERTY, NET
NOTE 3:-	REAL ESTATE PROPERTY, NET

	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2010	$2,832	$19,450	$-	$(110)	$22,172
Additions	-	154	8,632	2,102	10,888

At December 31, 2010	2,832	19,604	8,632	1,992	33,060
Additions	23,654	138,983	781	(1,583)	161,835

At December 31, 2011	26,486	158,587	9,413	409	194,895

Accumulated depreciation:

At January 1, 2010	-	92	-	-	92
Depreciation charge for the year	-	563	-	52	615

At December 31, 2010	-	655	-	52	707
Depreciation charge for the year	-	2,011	45	(41)	2,015

At December 31, 2011	-	2,666	45	11	2,722

Real estate property, net:

At December 31, 2011	$26,486	$155,921	$9,368	$398	$192,173

At December 31, 2010	$2,832	$18,949	$8,632	$1,940	$32,353